Commitments, Guarantees And Contingencies (Future Annual Minimum Payments Due) (Details) (USD $) In Thousands	Dec. 31, 2010
Commitments, Guarantees And Contingencies [Abstract]
Minimum lease payments, 2011	$ 190,525
Minimum lease payments, 2012	162,434
Minimum lease payments, 2013	133,434
Minimum lease payments, 2014	108,159
Minimum lease payments, 2015	82,005
Minimum lease payments, thereafter	133,677
Minimum lease payments, total	810,234
Sublease rental receipts, 2011	(963)
Sublease rental receipts, 2012	(433)
Sublease rental receipts, 2013	(143)
Sublease rental receipts, 2014	(110)
Sublease rental receipts, 2015	(20)
Sublease rental receipts, thereafter	0
Sublease rental receipts, total	(1,669)
Net operating lease commitments, 2011	189,562
Net operating lease commitments, 2012	162,001
Net operating lease commitments, 2013	133,291
Net operating lease commitments, 2014	108,049
Net operating lease commitments, 2015	81,985
Net operating lease commitments, thereafter	133,677
Net operating lease commitments, total	$ 808,565